EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		$ 6,114,061
Carrying amount, ending balance		6,530,704	$ 6,114,061
Titan Project [Member]
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		6,114,061 [1]	3,059,021
Additions		416,643	3,055,040
Carrying amount, ending balance	[1]	$ 6,530,704	$ 6,114,061

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.